Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PIMCO Equity Series
Prospectus Date	rr_ProspectusDate	Nov. 01, 2021
Document Creation Date	dei_DocumentCreationDate	Apr. 29, 2022